Restructuring (Details 2) (Employee Severance, USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Severance
Utilization of restructuring accruals
Remaining accrual at the beginning of the period	$ 13.1	$ 16.7	$ 38.7
Expense provision	49.2
Cash payments and other	(30.3)	(26.8)	(62.2)
Changes in estimates	(3.2)	(5.0)	(4.8)
Remaining accrual at the end of the period	$ 28.8	$ 13.1	$ 16.7